OPERATING EXPENSES - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of equipment and handsets
Inventories at the beginning of the year	$ (189)	$ (515)	$ (9)
Plus:
Incorporation by merger	(2,739)	(232)	(47)
Purchases	(9,608)	(285)	(1,341)
Other	(20)	350
Less:
Inventories at the end of the year	2,889	189	515
Cost of equipment and handsets	$ (9,667)	$ (493)	$ (882)